Financial assets and liabilities (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Allowance for doubtful accounts - Trade and other receivables, Beginning	$ 53,773	$ 89,753
Increases	32,131
Decreases	(21,043)
Recoveries	(25,413)
Allowance for doubtful accounts - Trade and other receivables, Ending	39,448	53,773
Trade and Other Receivables
Statement [Line Items]
Allowance for doubtful accounts - Trade and other receivables, Beginning	53,773
Increases	32,131	6,250
Decreases	(21,043)	(34,249)
Recoveries	(25,413)	(7,981)
Allowance for doubtful accounts - Trade and other receivables, Ending	$ 39,448	$ 53,773